KEELEY Small-Mid Cap Value Fund

Schedule of Investments — December 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.4%
	Automotive: Parts and Accessories — 1.0%
7,757	Visteon Corp.†	$671,679

	Banking — 5.8%
11,994	IBERIABANK Corp.	897,511
21,927	PacWest Bancorp	839,146
35,428	The Bank of NT Butterfield & Son Ltd.	1,311,545
45,715	Umpqua Holdings Corp.	809,156

		3,857,358

	Broadcasting — 2.7%
15,514	Nexstar Media Group Inc., Cl. A	1,819,017

	Building and Construction — 5.8%
17,117	Fortune Brands Home & Security Inc.	1,118,425
65,262	KBR Inc.	1,990,491
50,731	TRI Pointe Group Inc.†	790,389

		3,899,305

	Business Services — 4.0%
8,274	IAA Inc.†	389,374
9,670	Lamar Advertising Co., Cl. A, REIT	863,144
6,774	WEX Inc.†	1,418,882

		2,671,400

	Computer Software and Services — 3.7%
11,377	Black Knight Inc.†	733,589
14,447	CDK Global Inc.	789,962
9,200	TTEC Holdings Inc.	364,504
11,012	Verint Systems Inc.†	609,624

		2,497,679

	Consumer Products — 6.6%
16,859	Brunswick Corp.	1,011,203
131,222	Houghton Mifflin Harcourt Co.†	820,137
11,340	Kontoor Brands Inc.	476,167
9,619	PVH Corp.	1,011,438
16,962	Spectrum Brands Holdings Inc.	1,090,487

		4,409,432

	Diversified Industrial — 10.1%
17,554	Altra Industrial Motion Corp.	635,630
21,358	ESCO Technologies Inc.	1,975,615
47,103	GrafTech International Ltd.	547,337
15,824	ITT Inc.	1,169,552
13,497	John Bean Technologies Corp.	1,520,572
34,337	nVent Electric plc	878,340

		6,727,046

	Electronics — 1.4%
44,060	Knowles Corp.†	931,869

	Energy and Utilities — 10.5%
8,326	American Water Works Co. Inc.	1,022,849
18,617	Delek U.S. Holdings Inc.	624,228
13,302	Diamondback Energy Inc.	1,235,224
9,929	Evergy Inc.	646,279
38,733	MDU Resources Group Inc.	1,150,757
34,028	NRG Energy Inc.	1,352,613
52,955	Parsley Energy Inc., Cl. A	1,001,379

		7,033,329

	Equipment and Supplies — 1.3%
17,686	A.O. Smith Corp.	842,561

	Financial Services — 15.2%
37,182	Air Lease Corp.	1,766,889
57,919	AXA Equitable Holdings Inc.	1,435,233

Shares		Market Value

13,445	BOK Financial Corp.	$1,175,093
68,500	Brightsphere Investment Group Inc.	700,070
84,914	FNB Corp.	1,078,408
72,399	GTY Technology Holdings Inc.†	426,430
16,962	Popular Inc.	996,517
33,512	Synovus Financial Corp.	1,313,670
20,168	Voya Financial Inc.	1,229,845

		10,122,155

	Food and Beverage — 1.6%
25,900	Cott Corp.	354,312
8,274	Lamb Weston Holdings Inc.	711,812

		1,066,124

	Health Care — 6.1%
44,267	CareTrust REIT Inc.	913,228
103,394	Invacare Corp.	932,614
5,223	Laboratory Corp. of America Holdings†	883,575
61,384	Sabra Health Care REIT Inc.	1,309,935

		4,039,352

	Hotels and Gaming — 8.9%
21,927	Gaming and Leisure Properties Inc., REIT	943,957
160,726	Playa Hotels & Resorts NV†	1,350,098
11,946	Ryman Hospitality Properties Inc., REIT	1,035,240
30,253	VICI Properties Inc., REIT	772,964
19,134	Wyndham Destinations Inc.	989,036
13,963	Wyndham Hotels & Resorts Inc.	877,016

		5,968,311

	Metals and Mining — 1.2%
7,034	Kaiser Aluminum Corp.	780,000

	Real Estate — 2.2%
11,739	The Howard Hughes Corp.†	1,488,505

	Retail — 4.6%
23,891	Copart Inc.†	2,172,648
18,204	Penske Automotive Group Inc.	914,205

		3,086,853

	Specialty Chemicals — 3.2%
9,619	Ashland Global Holdings Inc.	736,142
36,148	Huntsman Corp.	873,336
23,333	Valvoline Inc.	499,560

		2,109,038

	Telecommunications — 0.9%
83,629	Extreme Networks Inc.†	616,346

	Transportation — 1.6%
17,789	AerCap Holdings NV†	1,093,490

	TOTAL COMMON STOCKS	65,730,849

	SHORT TERM INVESTMENT — 1.6%
	Other Investment Companies — 1.6%
1,099,267	Fidelity Government Portfolio, Cl. I, 1.490%*	1,099,267

	TOTAL INVESTMENTS — 100.0% (Cost $41,680,974)	$66,830,116

*	1 day yield as of December 31, 2019.

†	Non-income producing security.
REIT	Real Estate Investment Trust

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